UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  028-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, the
           General Partner of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

*
______________________________________________
Thomas B. Ellis     Boston, Massachusetts/USA     February 10, 2012

*
______________________________________________
Todd B. Hammer      Boston, Massachusetts/USA     February 10, 2012

*

______________________________________________
Sarah L. Filion, Attorney-in-Fact

Pursuant to Powers of Attorney incorporated by reference to the 13F Report filed on May 19, 2009.


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $744,351 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101    44949  1590000 SH       SOLE                  1590000
CHEMTURA CORP                  COM NEW          163893209    15206  1340930 SH       SOLE                  1340930
CHRISTOPHER & BANKS CORP       COM              171046105     4189  1790000 SH       SOLE                  1790000
CIT GROUP INC                  COM NEW          125581801    45331  1300000 SH       SOLE                  1300000
CSG SYS INTL INC               COM              126349109    25301  1720000 SH       SOLE                  1720000
CVS CAREMARK CORPORATION       COM              126650100    25691   630000 SH       SOLE                   630000
DELIA'S INC NEW                COM              246911101     2650  2598048 SH       SOLE                  2598048
DIAMOND FOODS INC              COM              252603105     6996   216781 SH       SOLE                   216781
ENZON PHARMACEUTICALS INC      COM              293904108     9213  1375000 SH       SOLE                  1375000
FORD MTR CO DEL                COM PAR $0.01    345370860     8178   760000 SH       SOLE                   760000
GENERAL MTRS CO                COM              37045V100    35979  1775000 SH       SOLE                  1775000
HEALTH NET INC                 COM              42222G108    29812   980000 SH       SOLE                   980000
HOSPIRA INC                    COM              441060100    37753  1243110 SH       SOLE                  1243110
INTERVAL LEISURE GROUP INC     COM              46113M108    21535  1582329 SH       SOLE                  1582329
JPMORGAN CHASE & CO            COM              46625H100    29925   900000 SH       SOLE                   900000
LEAR CORP                      COM NEW          521865204    33082   831200 SH       SOLE                   831200
LIFE TECHNOLOGIES CORP         COM              53217V109    42801  1100000 SH       SOLE                  1100000
MARRIOTT VACATIONS WRLDWDE C   COM              57164Y107    27656  1611662 SH       SOLE                  1611662
MEDCATH CORP                   COM              58404W109     3032   415941 SH       SOLE                   415941
MI DEVS INC                    COM              55304X104    39655  1240000 SH       SOLE                  1240000
MICROSOFT CORP                 COM              594918104    25700   990000 SH       SOLE                   990000
NEW YORK & CO INC              COM              649295102    13003  4888457 SH       SOLE                  4888457
NEXSTAR BROADCASTING GROUP I   CL A             65336K103     2825   360392 SH       SOLE                   360392
PEP BOYS MANNY MOE & JACK      COM              713278109    44550  4050000 SH       SOLE                  4050000
POPULAR INC                    COM              733174106     8867  6379260 SH       SOLE                  6379260
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297    32707  1810000 SH       SOLE                  1810000
PSIVIDA CORP                   COM              74440J101     1066   960000 SH       SOLE                   960000
SANOFI                         RIGHT 12/31/2020 80105N113     6000  5000000 SH       SOLE                  5000000
SLM CORP                       COM              78442P106    16884  1260000 SH       SOLE                  1260000
SPARK NETWORKS INC             COM              84651P100     5010  1318525 SH       SOLE                  1318525
TRIPLE-S MGMT CORP             CL B             896749108    26724  1334842 SH       SOLE                  1334842
WELLPOINT INC                  COM              94973V107    29813   450000 SH       SOLE                   450000
XEROX CORP                     COM              984121103    42268  5310000 SH       SOLE                  5310000